Taxes - Deferred Taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Net operating profit	SFr 124,020
Net operating losses		SFr 58,632	SFr 58,631
Tax loss carryforwards	SFr 88,198	212,218
Tax loss carryforwards, expiration period	7 years
Net defined benefit liability (asset)	SFr 2,245	6,483	SFr 13,423
Applicable tax rate	0.00%
2027
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr 29,566	58,631
2028
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards	SFr 58,632	SFr 58,632